Acquisition of Peace Naturals - Schedule of Purchase Price Allocation for Acquisition (Detail) - CAD ($) $ in Thousands	Sep. 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of net assets acquired:
Goodwill		$ 1,792	$ 1,792	$ 392
Peace Naturals [member]
Fair value of consideration transferred:
Cash	$ 6,248
Liability	2,590
Fair value of consideration transferred	8,838
Fair value of previously held interest:
Fair value of previously held interest immediately before acquisition	3,315
Loss due to fair value remeasurement at acquisition date	(347)
Fair value of previously held interest	2,968
Fair value of net assets acquired	11,806
Fair value of net assets acquired:
Cash	109
Accounts receivable	51
Prepaid and deposits	29
Inventory	1,194
Biological assets	866
Property and equipment	10,282
Goodwill	1,400	$ 1,400	$ 1,400
Health Canada license	9,596
Accounts payable and accrued liabilities	(2,860)
Loans payable	(7,461)
Deferred tax liability	(1,400)
Fair value of net assets acquired	$ 11,806